Inventories, Net - Schedule of Inventories, Net of Inventory Reserves (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)
Schedule of Inventories, Net of Inventory Reserves [Line Items]
Total inventories, net of inventory reserves	¥ 26,207	$ 3,799	¥ 40,076
Products [Member]
Schedule of Inventories, Net of Inventory Reserves [Line Items]
Total inventories, net of inventory reserves	26,174		39,913
Packaging materials and others [Member]
Schedule of Inventories, Net of Inventory Reserves [Line Items]
Total inventories, net of inventory reserves	¥ 33		¥ 163